Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$830,402.21

Principal:
Principal Collections	$11,782,170.50
Prepayments in Full	$4,764,812.53
Liquidation Proceeds	$144,300.72
Recoveries	$41,319.03
Sub Total	$16,732,602.78
Collections	$17,563,004.99

Purchase Amounts:
Purchase Amounts Related to Principal	$881,372.86
Purchase Amounts Related to Interest	$5,111.59
Sub Total	$886,484.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,449,489.44

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,449,489.44
Servicing Fee	$179,648.32	$179,648.32	$0.00	$0.00	$18,269,841.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,269,841.12
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,269,841.12
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$18,269,841.12
Interest - Class A-4 Notes	$57,454.03	$57,454.03	$0.00	$0.00	$18,212,387.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,212,387.09
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$18,128,901.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,128,901.01
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$18,059,567.68
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,059,567.68
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$17,961,901.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,961,901.01
Regular Principal Payment	$17,244,154.10	$17,244,154.10	$0.00	$0.00	$717,746.91
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$717,746.91
Residual Released to Depositor	$0.00	$717,746.91	$0.00	$0.00	$0.00
Total		$18,449,489.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,244,154.10
Total					$17,244,154.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,244,154.10	$97.39	$57,454.03	$0.32	$17,301,608.13	$97.71
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$17,244,154.10	$8.45	$307,940.11	$0.15	$17,552,094.21	$8.60

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$68,944,839.18	0.3893649	$51,700,685.08	0.2919788
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$208,934,839.18	0.1024261	$191,690,685.08	0.0939725

Pool Information
Weighted Average APR	4.658%	4.678%
Weighted Average Remaining Term	21.28	20.51
Number of Receivables Outstanding	25,669	24,596
Pool Balance	$215,577,981.12	$197,664,218.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$208,934,839.18	$191,690,685.08
Pool Factor	0.1036954	0.0950787

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$5,973,533.83
Targeted Overcollateralization Amount	$5,973,533.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,973,533.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		129	$341,105.60
(Recoveries)		196	$41,319.03
Net Loss for Current Collection Period			$299,786.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.6687%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.8019%
Second Preceding Collection Period			1.0134%
Preceding Collection Period			0.5658%
Current Collection Period			1.7411%
Four Month Average (Current and Preceding Three Collection Periods)			1.0305%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		7,990	$17,015,576.73
(Cumulative Recoveries)			$2,262,084.24
Cumulative Net Loss for All Collection Periods			$14,753,492.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7097%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,129.61
Average Net Loss for Receivables that have experienced a Realized Loss			$1,846.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.41%	592	$6,734,765.24
61-90 Days Delinquent	0.42%	75	$839,685.92
91-120 Days Delinquent	0.12%	17	$239,196.07
Over 120 Days Delinquent	0.96%	114	$1,889,008.70
Total Delinquent Receivables	4.91%	798	$9,702,655.93

Repossession Inventory:
Repossessed in the Current Collection Period		12	$141,174.63
Total Repossessed Inventory		26	$361,696.82

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6853%
Preceding Collection Period			0.8025%
Current Collection Period			0.8375%
Three Month Average			0.7751%

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer